Provisions (Tables)	6 Months Ended
Jun. 30, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions rollforward

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 31 Dec 2018	130	1,128	788	357	2,403
Additions	224	99	687	100	1,110
Amounts utilised	(148)	(80)	(389)	(42)	(659)
Unused amounts reversed	(21)	(30)	(35)	(78)	(164)
Exchange and other movements	(15)	10	(4)	(131)	(140)
At 30 Jun 2019	170	1,127	1,047	206	2,550
Contractual commitments[1]
At 31 Dec 2018					517
Net change in expected credit loss provision and other movements					(42)
At 30 Jun 2019					475
Total provisions
At 31 Dec 2018					2,920
At 30 Jun 2019					3,025

1	The contractual commitments provision includes off-balance sheet loan commitments and guarantees, for which expected credit losses are provided under IFRS 9.

Disclosure of insurance complaints received and future claims expected
The following table details the cumulative number of complaints received at 30 June 2019 and the number of claims expected in the future:

Cumulative PPI complaints received to 30 June 2019 and future claims expected
	Footnotes	Cumulative to 30 Jun 2019	Future expected
Inbound complaints (000s of policies)	1	1,891	359
Outbound contact (000s of policies)		685	—
Response rate to outbound contact		44%	n/a
Average uphold rate per claim	2	78%	83%
Average redress per claim ($)		2,798	2,544
Information requests (000s of policies)		—	964
Complaints to the Financial Ombudsman Service (‘FOS’) (000s of policies)		171	3
Average uphold rate per FOS complaint		38%	28%

1	Excludes invalid claims for which no PPI policy exists.

2	Claims include inbound and responses to outbound contact.